Disclosure of Assumptions Used in Valuing Stock Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Average stock price (C$)	$ 0.36	$ 0.27
Average exercise price (C$)	$ 0.37	$ 0.27
Average risk-free interest rate (%)	2.93%	2.97%
Expected life (years)	5 years	4 years 11 months 1 day
Expected volatility (%)	157.86%	161.09%
Expected dividends (C$)	$ 0	$ 0